23. Related Parties (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Key management personnel compensation
	2019 $	2018 $
Short-term employee benefits	-	-
Post-employment benefits	-	-
	-	-